Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,623,757	$ 2,655,014
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	84,904	75,266
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	145,502	157,439
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	166,537	176,570
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,573	41,538
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	193,110	218,108
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,792	1,582
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	112,761	121,034
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	78,557	95,492
Issued by HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	122,531	115,864
Issued by HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32,418	25,664
Issued by HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94,301	83,653
Issued by HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,818	19,624
Issued by HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 67,483	$ 64,029